Related Parties - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Salary / Fees	€ 2,675	€ 2,218	€ 2,402
Retirement benefits	26	56	44
Share based payments	757	1,307	1,120
Executive officers / VP and Qualified Person
Disclosure Of Transactions Between Related Parties [Line Items]
Salary / Fees	1,077	692	654
Retirement benefits	16	26	19
Share based payments	334	337	306
Executive Committee
Disclosure Of Transactions Between Related Parties [Line Items]
Salary / Fees	1,277	1,285	1,519
Retirement benefits	10	30	25
Share based payments	299	528	478
Board of Directors [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Salary / Fees	321	241	229
Share based payments	€ 125	€ 442	€ 336